Borrowings, Details of Borrowings (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017
Disclosure of detailed information about borrowings [abstract]
Current borrowings	$ 0.0	$ 3.7
Non-current liabilities	4,670.7	4,842.2
Borrowings	4,670.7	4,845.9
Unamortized prepaid facility arrangement fees and original issue discounts, current	0.0	(46.6)
Unamortized prepaid facility arrangement fees and original issue discounts, noncurrent	(104.3)	(104.4)
Unamortized prepaid facility arrangement fees and original issue discounts	(104.3)	(151.0)
Bank Loan Secured [Member]
Disclosure of detailed information about borrowings [abstract]
Current borrowings	0.0	50.3
Non-current liabilities	4,775.0	4,946.6
Borrowings	$ 4,775.0	$ 4,996.9	$ 1,595.2